Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax provision at statutory rate	21.00%	21.00%
Increase in valuation allowance	$ 1,616	$ 885
Unrecognized tax benefits income tax penalties accrued	0	0
Unrecognized tax benefits Interest on income taxes accrued	0	0
Amount defer related to certain payroll taxes		35
Amount received from paycheck protection program loan		156
Grant received from economic injury disaster loan		8
Unrecognized tax benefits, increase resulting from current period tax positions	20	7
Unrecognized tax benefits	$ 53	33	$ 26
Maximum [Member]
Open tax year	2021
Minimum [Member]
Open tax year	2016
State and Local Jurisdiction [Member]
Net operating loss carryforwards	$ 14,546	9,184
Expiration period	2031
State and Local Jurisdiction [Member] | Research [Member]
Tax credit carryforward	$ 178
Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 14,965	$ 9,370
Expiration period	2036
Indefinitely Carryforward [Member] | Domestic Tax Authority [Member]
Net operating loss carryforwards	$ 14,520